TERMINATION ON DISPOSAL OF SUPER TV (Narrative) (Details) - 12 months ended Dec. 31, 2015 $ / shares in Units, $ in Thousands, ¥ in Billions	CNY (¥)	USD ($) $ / shares	CNY (¥)
Cinda Investment Co., Ltd. ('Cinda Investment') [Member] | Private Placement [Member]
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Company's new shares price | $ / shares		$ 3.33
Cinda Investment Co., Ltd. ('Cinda Investment') [Member] | Maximum [Member]
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Amount of new shares granted | $		$ 30,000
Cinda Investment Co., Ltd. ('Cinda Investment') [Member] | Minimum [Member]
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Amount of new shares granted | $		$ 25,000
Beijing Super TV Co Ltd [Member]
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Ownership percentage planned to be sold to Tongda Venture		100.00%	100.00%
Total consideration expected to receive			¥ 3.2
Shanghai Tongda Venture Capital Co., Ltd. ('Tongda Venture') [Member]
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Cash consideration	¥ 2.4
Stock consideration	¥ 0.8
Subsidiary's ownership percentage	17.24%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] | Cinda Investment Co., Ltd. ('Cinda Investment') [Member] | Maximum [Member]
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Percent of equity interest	8.00%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member] | Cinda Investment Co., Ltd. ('Cinda Investment') [Member] | Maximum [Member]
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Percent of equity interest	8.00%